Fair Value Assumptions (Details) - Stock Options	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.74%	1.55%
Dividend yield	0.00%	0.00%
Expected life	5 years 9 months 18 days	6 years 4 months 24 days
Volatility	54.10%	59.00%